Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
less: unrecognized deferred tax assets	₽ 2,430
Deferred tax (expense) / benefit	(119)	₽ 188	₽ (62)
Consolidated statement of financial position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,604	6,055
less: unrecognized deferred tax assets	(9,226)	(5,557)
Total deferred tax assets, net of unrecognized deferred tax assets	378	498
Deferred tax liabilities	(400)	(401)
Net deferred tax asset / (liability)	(22)	97
Net deferred tax asset	44	253
Net deferred tax liability	(66)	(156)
Consolidated statement of financial position | Tax losses carried forward Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,739	5,557
Consolidated statement of financial position | Inventories Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	298	232
Consolidated statement of financial position | Leases Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	248	114
Consolidated statement of financial position | Employee benefits Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	195	87
Consolidated statement of financial position | Accounts receivable and advances paid deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	80	57
Consolidated statement of financial position | Loyalty points program Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	3
Consolidated statement of financial position | Prepaid and accrued expenses Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8	5
Consolidated statement of financial position | Other items Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15
Consolidated statement of financial position | Property Plant And Equipment Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(311)	(352)
Consolidated statement of financial position | Accrued revenue Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(89)	(49)
Consolidated statement of profit or loss and OCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,549	3,754
less: unrecognized deferred tax assets	(3,669)	(3,463)
Total deferred tax assets, net of unrecognized deferred tax assets	(120)	291
Deferred tax liabilities	1	(103)
Deferred tax (expense) / benefit	(119)	188
Consolidated statement of profit or loss and OCI | Tax losses carried forward Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,182	3,463
Consolidated statement of profit or loss and OCI | Inventories Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	66	190
Consolidated statement of profit or loss and OCI | Leases Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	134	114
Consolidated statement of profit or loss and OCI | Employee benefits Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	108	(1)
Consolidated statement of profit or loss and OCI | Accounts receivable and advances paid deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23	33
Consolidated statement of profit or loss and OCI | Loyalty points program Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18	(12)
Consolidated statement of profit or loss and OCI | Prepaid and accrued expenses Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3	(33)
Consolidated statement of profit or loss and OCI | Other items Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15
Consolidated statement of profit or loss and OCI | Property Plant And Equipment Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	41	(110)
Consolidated statement of profit or loss and OCI | Accrued revenue Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	₽ (40)	6
Consolidated statement of profit or loss and OCI | Other items Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		₽ 1